                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-21032
            --------------------------------------------------------

                     CREDIT SUISSE SHORT DURATION BOND FUND
            --------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
            --------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                     Credit Suisse Short Duration Bond Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: August 31, 2004

Date of reporting period: September 1, 2003 to February 29, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.
[to be supplied]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

FEBRUARY 29, 2004
(UNAUDITED)


- CREDIT SUISSE
  SHORT DURATION BOND FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. PERFORMACE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 29, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE SHORT DURATION BOND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
February 29, 2004 (unaudited)

                                                                  March 23, 2004

Dear Shareholder:

   We are writing to report on the results of the Credit Suisse Short Duration Bond Fund (the "Fund") for the fiscal half-year ended February 29, 2004.

   At February 29, 2004, the net asset value ("NAV") of the Fund's Class A and Class C shares was $10.10 per share, compared to an NAV of $10.02 per share for Class A and Class C shares at August 31, 2003. Assuming the reinvestment of distributions totaling $0.145626 per Class A share and $0.120515 per Class C share, the Fund's total return (without the maximum sales charge of 3.00% and 0.75%, respectively) was 2.26% for Class A shares(1),(2) and 2.01% for Class C shares(1),(2). By comparison, the Merrill Lynch 1-3 Year U.S. Treasury Index(3) gained 1.75% during the same period.

   As we see it, market conditions for short-duration instruments were mixed during the fiscal half-year:

   - On one hand, the overall environment appeared bond-friendly. Economic activity continued to gather upward momentum, exemplified by vigorous gains in GDP growth, capital spending, and key surveys of sentiment among businesses and consumers. While each of these might normally trigger concerns that interest rates could rise, however, such concerns appeared to be alleviated by persistently low inflation, robust increases in productivity and weak employment data. In addition, the Federal Reserve left interest rates unchanged and, in a number of public statements, made clear its inclination to leave them that way for some time.

   - On the other hand, the simple fact that nominal interest rates stayed at an historically low level of 1.00% served to drive yield-hungry investors away from short-duration vehicles and, instead, draw them to higher-yielding longer-maturity instruments. Low rates also enabled many investors to became more comfortable with growth-oriented, comparatively risky financial assets and withdraw cash from short-duration vehicles accordingly.

   Given the investment backdrop we have described, non-Treasury debt outperformed. Returns -- both absolute and relative -- were thus highest among longer-maturity corporate bonds, particularly those in the lower-quality end of the ratings spectrum. Securitized debt subsectors also generated attractive excess returns.

   The Fund outperformed its benchmark as a result of effective security selection among fixed income sectors whose valuations are based on the difference, or "spread," between their yields and those of comparable-maturity U.S. Treasury debt. Collectively, such sectors are known as "spread product." Our investment of most of the portfolio in spread-product categories paid off in two ways. First, we were able to capture higher yields than were available from Treasury issues of comparable maturity. Second, we additionally benefited from the tightening of yield spreads (in other words, an increase in valuations) in the securities we held.

   Spread-product categories in which the Fund fared best included high yield corporate debt; prepayment-protected mortgage-backed securities (MBS); asset-backed securities (ABS); and lower-quality investment-grade corporate debt.

   Our outlook for the short-duration market is cautiously optimistic at present. We expect nominal interest rates to rise at some point, perhaps late this year or in early 2005; if so, the market's anticipation of such an increase could generate opportunities to raise the Fund's yield. At the same time, we feel some degree of caution because we believe that the potential for further meaningful tightening of yield spreads may be lower than previously.

   In line with this view, we are increasing the portfolio's overall quality level, as our analysis concludes that valuations for many lower-quality instruments are no longer sufficiently rewarding. A good example of this is our allocation to securitized debt, in which we are trimming exposure to consumer-related ABS and replacing it with ABS and MBS issues backed by stronger underlying collateral.

   [Note: High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities. Corporate, mortgage-backed and asset-backed securities generally entail greater risk than government securities, including greater credit risks.]

Sincerely yours,


Credit Suisse Fixed Income Management Team

Jo Ann Corkran            Suzanne E. Moran        David N. Fisher
Managing Director         Managing Director       Director

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004(1)

                                                      SINCE         INCEPTION
                                       1 YEAR       INCEPTION         DATE
                                      ---------     ---------       ---------
Class A Without Sales Charge            2.58%        3.89%           7/23/02
Class A With Maximum Sales Charge      (0.46%)       1.94%           7/23/02
Class C Without CSDC                      --         1.38%(4)        5/01/03
Class C With CDSC                         --         0.64%(4)        5/01/03

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                      SINCE         INCEPTION
                                       1 YEAR       INCEPTION         DATE
                                      ---------     ---------       ---------
Class A Without Sales Charge            2.67%        3.91%           7/23/02
Class A With Maximum Sales Charge      (0.38%)       2.05%           7/23/02
Class C Without CDSC                      --         1.71%(4)        5/01/03
Class C With CDSC                         --         0.96%(4)        5/01/03

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the six months ended February 29, 2004, based on offering price (with maximum initial sales charge of 3.00%,) was -0.81%. Total return for Class C shares for the same period, based on redemption value (including maximum contingent deferred sales charge of 0.75%), was 1.26%.
(3) The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of U.S.-dollar-denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and less than three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.
(4)  Returns for periods less than one year are not annualized.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2004 (unaudited)

     PAR                                                           RATINGS^
    (000)                                                        (S&P/MOODY'S)     MATURITY        RATE%       VALUE
    -----                                                        -------------     --------        -----       -----
CORPORATE BONDS (37.0%)
AEROSPACE & DEFENSE (0.9%)
   $ 1,250  Lockheed Martin Corp., Company
             Guaranteed Notes                                     (BBB , Baa2)     06/15/08        7.700   $    1,466,854
                                                                                                           --------------
AUTOMOBILES (1.0%)
       200  Cummins, Inc., Notes                                   (BB+ , Ba2)     03/01/05        6.450          207,000
     1,100  DaimlerChrysler NA Holding Corp.,
             Global Company Guaranteed Notes                       (BBB , A3)      09/01/04        6.900        1,127,107
       200  Lear Corp., Series B, Company Guaranteed Notes        (BBB- , Ba1)     05/15/05        7.960          214,000
                                                                                                           --------------
                                                                                                                1,548,107
                                                                                                           --------------
BUILDING PRODUCTS (0.5%)
       150  American Standard, Inc., Company
             Guaranteed Notes                                      (BB+ , Ba2)     04/15/05        7.375          158,250
       150  D.R. Horton, Inc., Company Guaranteed Notes            (BB+ , Ba1)     06/15/04        8.375          152,625
       500  Masco Corp., Notes                                    (BBB+ , Baa1)    05/03/04        6.000          503,616
                                                                                                           --------------
                                                                                                                  814,491
                                                                                                           --------------
CABLE (0.7%)
     1,000  Comcast Cable Communications, Inc.,
             Global Notes                                         (BBB , Baa3)     05/01/07        8.375        1,161,707
                                                                                                           --------------
CHEMICALS (0.1%)
       100  Georgia Gulf Corp., Notes                             (BBB- , Ba3)     11/15/05        7.625          106,500
                                                                                                           --------------
CONSUMER PRODUCTS/TOBACCO (0.4%)
       500  Leggett & Platt, Inc., Series MTN1, Notes               (A+ , A2)      06/02/08        6.330          558,585
                                                                                                           --------------
DIVERSIFIED FINANCIALS (10.9%)
       500  Capital One Financial Corp., Notes                    (BB+ , Baa3)     05/01/06        7.250          545,023
       780  CIT Group, Inc., Global Senior Notes                    (A , A2)       04/02/07        7.375          884,935
     1,800  Countrywide Home Loans, Inc.,
             Global Company Guaranteed Notes                        (A , A3)       06/15/04        6.850        1,828,300
       345  Countrywide Home Loans, Inc.,
             Series MTN, Global Notes                               (A , A3)       05/21/08        3.250          344,168
     2,755  Ford Motor Credit Co., Global Notes                    (BBB- , A3)     07/16/04        6.700        2,806,618
     1,770  General Electric Capital Corp.,
             Series MTNA, Global Notes                             (AAA , Aaa)     03/15/07        5.375        1,915,796
     1,700  General Motors Acceptance Corp.,
             Global Notes                                          (BBB , A3)      06/17/04        6.850        1,727,198
     1,475  General Motors Acceptance Corp.,
             Series MTN, Notes                                     (BBB , A3)      12/10/07        4.375        1,498,180
     2,000  Household Finance Corp., Global Notes                   (A , A1)       12/15/08        4.125        2,048,592
       525  MBNA America Bank, Rule 144A,
             Subordinated Notes++                                 (BBB , Baa2)     03/15/08        6.750          591,074
       500  PPL Capital Funding, Inc., Rule 144A,
             Company Guaranteed Notes++                           (BBB- , Baa3)    03/01/09        4.330          503,410
       830  SLM Corp., Series MTNA, Notes                           (A , A2)       01/15/09        4.000          848,063
       400  Textron Financial Corp., Global Notes                   (A- , A3)      12/09/04        7.125          415,895

                 See Accompanying Notes to Financial Statements.

     PAR                                                           RATINGS^
    (000)                                                        (S&P/MOODY'S)     MATURITY       RATE%        VALUE
    -----                                                        -------------     --------       -----        -----
CORPORATE BONDS
DIVERSIFIED FINANCIALS
   $   750  Textron Financial Corp., Global Notes                   (A- , A3)      06/01/07        5.875   $      822,738
       600  Textron Financial Corp., Series MTNE, Notes#            (A- , A3)      10/06/06        1.500          602,815
                                                                                                           --------------
                                                                                                               17,382,805
                                                                                                           --------------
ELECTRIC (5.5%)
       730  American Electric Power Company, Inc.,
             Series A, Global Notes                               (BBB , Baa3)     05/15/06        6.125          788,997
       500  Consolidated Edison Company of
             New York, Debentures                                   (A , A1)       05/01/10        8.125          612,764
       840  Constellation Energy Group, Inc., Notes               (BBB+ , Baa1)    04/01/07        6.350          924,588
     1,455  Dominion Resources, Inc., Series B,
             Global Senior Notes                                  (BBB+ , Baa1)    07/15/05        7.625        1,568,265
       285  Energy East Corp., Notes                              (BBB , Baa2)     11/15/06        5.750          308,747
       895  FPL Group Capital, Inc., Notes                          (A- , A2)      04/11/06        3.250          914,405
       505  Midwest Energy, Inc., Senior Notes                    (BBB+ , Baa2)    10/15/09        8.700          618,266
       630  Progress Energy, Inc., Senior Notes                   (BBB- , Baa2)    03/01/06        6.750          684,049
       500  Public Service Company of New Mexico,
             Senior Notes                                         (BBB- , Baa3)    09/15/08        4.400          514,584
     1,325  SCANA Corp., Senior Notes
             (Callable 05/15/04 @ $100.00)#                        (BBB+ , A3)     11/15/06        1.570        1,326,092
       500  Wisconsin Electric Power Co., Debentures                (A- , A1)      11/15/06        6.625          553,212
                                                                                                           --------------
                                                                                                                8,813,969
                                                                                                           --------------
ENVIRONMENTAL CONTROL (0.1%)
       230  Waste Management, Inc., Notes#                        (BBB , Baa3)     04/30/04        8.000          232,095
                                                                                                           --------------
FINANCE (7.4%)
     2,205  American General Finance Corp.,
             Rule 144A, Notes++                                    (AAA , Aaa)     05/15/08        2.875        2,193,265
       750  Bank of America Corp., Global Senior Notes             (A+ , Aa2)      01/15/08        3.875          773,942
       500  Bank One Corp., Global Notes                            (A , Aa3)      08/01/08        6.000          556,342
     1,150  Bear Stearns Companies, Inc., Global Notes              (A , A1)       07/02/08        2.875        1,131,457
       525  Erac USA Finance Co., Rule 144A, Notes++              (BBB+ , Baa1)    05/01/05        8.250          562,435
       600  Franklin Resources, Inc., Notes                         (A , A2)       04/15/08        3.700          605,646
       985  Goldman Sachs Group, Inc., Global Notes                (A+ , Aa3)      01/15/08        4.125        1,021,935
       500  J.P. Morgan Chase & Co., Global Senior Notes            (A+ , A1)      05/30/07        5.250          540,074
     1,000  J.P. Morgan Chase & Co., Global Senior Notes            (A+ , A1)      05/01/08        3.625        1,016,901
     1,000  Lehman Brothers Holdings, Inc., Global Notes            (A , A1)       01/22/08        4.000        1,033,434
       500  Merrill Lynch & Company, Inc., Global Notes            (A+ , Aa3)      11/15/07        4.000          517,572
       850  Merrill Lynch & Company, Inc.,
             Series MTNB, Notes                                    (A+ , Aa3)      07/15/08        3.125          843,058
     1,000  Morgan Stanley, Global Bonds                           (A+ , Aa3)      04/01/07        5.800        1,096,170
                                                                                                           --------------
                                                                                                               11,892,231
                                                                                                           --------------
FOOD PRODUCTS (2.4%)
       400  Albertson's, Inc., Senior Notes                       (BBB , Baa2)     08/01/04        6.550          406,906
       200  Archer-Daniels-Midland Co., Debentures                  (A+ , A1)      01/15/06       10.250          229,565

                 See Accompanying Notes to Financial Statements.

     PAR                                                           RATINGS^
    (000)                                                        (S&P/MOODY'S)     MATURITY        RATE%       VALUE
    -----                                                        -------------     --------        -----       -----
CORPORATE BONDS
FOOD PRODUCTS
   $ 1,095  ConAgra Foods, Inc., Notes                            (BBB+ , Baa1)    09/15/06        6.000   $    1,188,716
       500  Sara Lee Corp., Notes                                   (A+ , A3)      06/15/06        1.950          499,399
     1,370  Unilever Capital Corp., Global Company
             Guaranteed Notes                                       (A+ , A1)      11/01/05        6.875        1,483,802
                                                                                                           --------------
                                                                                                                3,808,388
                                                                                                           --------------
GAMING (0.4%)
       200  Harrah's Operating Company, Inc.,
             Company Guaranteed Notes                              (BB+ , Ba1)     12/15/05        7.875          217,000
       200  MGM Mirage, Inc., Company Guaranteed Notes             (BB- , Ba2)     06/01/07        9.750          231,000
       150  Mohegan Tribal Gaming Authority, Senior Notes          (BB , Ba2)      01/01/06        8.125          162,000
                                                                                                           --------------
                                                                                                                  610,000
                                                                                                           --------------
GAS (0.5%)
       800  Sempra Energy, Notes                                  (BBB+ , Baa1)    12/01/05        6.950          863,699
                                                                                                           --------------
HEALTHCARE PRODUCTS (0.4%)
       585  Baxter International, Inc., Notes                       (A- , A3)      05/01/07        5.250          627,745
                                                                                                           --------------
HEALTHCARE SERVICES (0.4%)
       200  Caremark Rx, Inc., Senior Notes                       (BB+ , Baa3)     10/01/06        7.375          221,000
       200  HCA, Inc., Notes                                      (BBB- , Ba1)     06/15/05        6.910          210,406
       200  Manor Care, Inc., Senior Notes                         (BBB , Ba1)     06/15/06        7.500          218,500
                                                                                                           --------------
                                                                                                                  649,906
                                                                                                           --------------
INSURANCE (1.4%)
     2,120  MetLife, Inc., Debentures                               (A , A2)       05/15/05        3.911        2,177,596
                                                                                                           --------------
LODGING (0.2%)
       250  Caesars Entertainment, Inc.,
             Senior Subordinated Notes                             (BB- , Ba2)     12/15/05        7.875          266,875
                                                                                                           --------------
MEDIA (1.1%)
       940  AOL Time Warner, Inc.,
             Global Company Guaranteed Notes                      (BBB+ , Baa1)    05/01/05        5.625          982,072
       230  Cox Communications, Inc., Notes                       (BBB , Baa2)     08/15/06        7.750          257,648
       555  Liberty Media Corp., Global Senior Notes#             (BBB- , Baa3)    09/17/06        2.670          562,724
                                                                                                           --------------
                                                                                                                1,802,444
                                                                                                           --------------
OIL & GAS (0.1%)
       108  Pride International, Inc., Senior Notes                (BB , Ba2)      05/01/07        9.375          111,105
                                                                                                           --------------
PAPER & FOREST PRODUCTS (0.1%)
       175  Georgia-Pacific Corp., Notes                           (BB+ , Ba3)     05/15/06        7.500          187,250
                                                                                                           --------------
REAL ESTATE (0.4%)
       650  EOP Operating LP, Senior Notes                        (BBB+ , Baa1)    02/15/05        6.625          679,699
                                                                                                           --------------
RESTAURANTS (0.1%)
        85  Yum! Brands, Inc., Senior Notes                       (BB+ , Baa3)     04/15/06        8.500           95,200
                                                                                                           --------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                           RATINGS^
    (000)                                                        (S&P/MOODY'S)     MATURITY       RATE%        VALUE
    -----                                                        -------------     --------       -----        -----
CORPORATE BONDS
RETAIL STORES (0.1%)
   $   200  Pep Boys - Manny, Moe & Jack,
             Series MTNB, Notes                                    (BB- , B2)      07/07/06        6.920   $      209,000
                                                                                                           --------------
TELECOMMUNICATIONS (1.9%)
       305  360 Communications Co., Senior Notes                    (A , A2)       03/01/06        7.500          336,860
       300  ALLTEL Corp., Debentures                                (A , A2)       04/01/04        7.250          301,399
       650  AT&T Wireless Services, Inc.,
             Global Senior Notes                                  (BBB , Baa2)     03/01/06        7.350          714,126
       230  Cingular Wireless LLC, Global Senior Notes              (A+ , A3)      12/15/06        5.625          247,579
       685  Verizon Global Funding Corp., Global Notes              (A+ , A2)      06/15/07        6.125          754,919
       635  Verizon Wireless Capital LLC, Global Notes              (A+ , A3)      12/15/06        5.375          682,861
                                                                                                           --------------
                                                                                                                3,037,744
                                                                                                           --------------
TOTAL CORPORATE BONDS (Cost $57,914,329)                                                                       59,103,995
                                                                                                           --------------
ASSET BACKED SECURITIES (19.5%)
   $   441  American Business Financial Services,
             Series 2002-1, Class A3                               (AAA , Aaa)     04/15/19        4.750          442,931
       169  AQ Finance NIM Trust, Series 2002-NA4++,#             (BBB- , Aaa)     09/25/32       10.330          170,478
       231  AQ Finance NIM Trust, Series 2003-N1++,#              (BBB- , Aaa)     03/25/33        9.370          230,505
       745  Bay View Auto Trust, Series 2002-LJ1, Class A3#        (AAA , Aaa)     12/25/07        2.920          750,456
     2,200  BMW Vehicle Owner Trust,
             Series 2003-A, Class A3#                              (AAA , Aaa)     02/25/07        1.940        2,209,282
     1,100  BMW Vehicle Owner Trust,
             Series 2003-A, Class A4#                              (AAA , Aaa)     02/25/08        2.530        1,109,636
       740  Caterpillar Financial Asset Trust,
             Series 2002-A, Class A3#                              (AAA , Aaa)     02/25/08        3.150          747,810
     2,872  Centex Home Equity, Series 2000-C, Class A4            (AAA , Aaa)     05/25/29        7.720        3,035,832
       109  Chase Funding Mortgage Loan,
             Series 2000-3, Class IA4                              (AAA , Aaa)     10/25/26        7.574          110,111
     1,228  Chase Manhattan Auto Owner Trust,
             Series 2003-A, Class A2#                              (AAA , Aaa)     01/16/06        1.260        1,229,172
       981  Countrywide Asset-Backed Certificates,
             Series 2001-BC1, Class A6                             (AAA , Aaa)     11/25/31        6.565        1,041,805
     1,000  Countrywide Home Equity Loan Trust,
             Series 2001-1, Class AF6                              (AAA , Aaa)     07/25/31        6.434        1,048,476
       250  Embarcadero Aircraft Securitization Trust,
             Series 2000-A, Class A1++,#                           (BBB , B2)      08/15/25        1.574          125,000
       602  GE Capital Mortgage Services, Inc.,
             Series 1998-HE1, Class A7#                            (AAA , Aaa)     06/25/28        6.465          618,795
       856  GE Capital Mortgage Services, Inc.,
             Series 1999-HE2, Class A5                             (AAA , Aaa)     03/25/29        7.510          879,770
       791  GMAC Mortgage Corporation Loan Trust,
             Series 2001-CL1, Class A3#                            (AAA , Aaa)     05/25/27        6.390          796,166
       608  GMAC Mortgage Corporation Loan Trust,
             Series 2003-HE2, Class A1#                            (AAA , Aaa)     12/25/15        1.190          607,803

                 See Accompanying Notes to Financial Statements.

     PAR                                                           RATINGS^
    (000)                                                        (S&P/MOODY'S)     MATURITY        RATE%       VALUE
    -----                                                        -------------     --------        -----       -----
ASSET BACKED SECURITIES
   $ 3,500  GMAC Mortgage Corporation Loan Trust,
             Series 2003-HE2, Class A2                             (AAA , Aaa)     06/25/25        3.140   $    3,534,241
       530  Household Home Equity Loan Trust,
             Series 2002-1, Class A#                               (AAA , Aaa)     12/22/31        1.461          531,624
     1,100  Hyundai Auto Receivables Trust,
             Series 2003-A, Class A3                               (AAA , Aaa)     11/15/07        2.330        1,108,594
       117  Ikon Receivables LLC, Series-1, Class A3#              (AAA , Aaa)     01/15/06        1.324          117,479
       495  IMC Home Equity Loan Trust,
             Series 1997-5, Class A10                              (AAA , Aaa)     11/20/28        6.880          506,051
       608  IMC Home Equity Loan Trust,
             Series 1997-7, Class A8#                              (AAA , Aaa)     02/20/29        6.650          619,727
       704  Indymac Home Equity Loan Asset-Backed Trust,
             Series 2000-C, Class AF6                              (AAA , Aaa)     02/25/30        7.340          735,989
       579  Life Financial Services Trust,
             Series 1998-1, Class A6                               (AAA , Aaa)     08/25/28        6.200          594,471
       340  Mellon Residental Funding Corp.,
             Series 1998-TBC1, Class A3#                           (AAA , NR)      10/25/28        2.980          343,419
       869  Mortgage Lenders Network,
             Series 1998-2, Class A1                               (AAA , Aaa)     07/25/29        6.605          903,736
       137  New South Motor Vehicle Trust,
             Series 2002-A, Class A2#                              (AAA , Aaa)     12/15/05        1.940          136,879
       834  Residential Asset Mortgage Products, Inc.,
             Series 2001-RS3, Class AI4#                           (AAA , Aaa)     10/25/31        6.290          850,434
     1,940  Residential Asset Mortgage Products, Inc.,
             Series 2003-RS2, Class AI2                            (AAA , Aaa)     03/25/24        2.609        1,944,245
       245  Residential Funding Mortgage Securities I,
             Series 2000-HI1, Class AI6                            (AAA , Aaa)     03/25/20        8.090          247,146
     3,000  Residential Funding Mortgage Securities I,
             Series 2003-HI2, Class A4#                            (AAA , Aaa)     05/25/17        2.770        3,010,782
       715  Vanderbilt Mortgage Finance,
             Series 1998-C, Class 1B1#                             (BBB , NR)      02/07/15        6.970          732,242
                                                                                                           --------------
TOTAL ASSET BACKED SECURITIES (Cost $31,155,433)                                                               31,071,087
                                                                                                           --------------
MORTGAGE-BACKED SECURITIES (36.9%)
       688  Aames Mortgage Trust, Series 1998-C, Class A6F         (AAA , Aaa)     09/15/28        6.133          701,529
     1,000  AmeriQuest Mortgage Securities, Inc.,
             Series 2002-3, Class AF4                              (AAA , Aaa)     09/25/32        4.640        1,020,546
     8,500  Fannie Mae Discount Notes                              (AAA , Aaa)     01/07/05        1.310        8,425,961
     2,730  Fannie Mae Global Notes                                (AAA , Aaa)     02/15/09        3.250        2,725,995
     3,246  Fannie Mae Pool #254591                                (AAA , Aaa)     01/01/18        5.500        3,395,650
     2,426  Fannie Mae Pool #313409                                (AAA , Aaa)     03/01/12        6.500        2,586,164
       994  Fannie Mae Pool #535546++++                            (AAA , Aaa)     12/01/14        5.500        1,041,894
     1,045  Fannie Mae Pool #545162                                (AAA , Aaa)     12/01/13        6.500        1,113,615
     1,957  Fannie Mae Pool #571868                                (AAA , Aaa)     05/01/14        6.000        2,068,405
       316  Fannie Mae Pool #633075 #                              (AAA , Aaa)     02/01/32        5.435          327,310
       765  Fannie Mae Pool #651933 #                              (AAA , Aaa)     07/01/32        5.125          784,211

                 See Accompanying Notes to Financial Statements.

     PAR                                                           RATINGS^
    (000)                                                        (S&P/MOODY'S)     MATURITY        RATE%       VALUE
    -----                                                        -------------     --------        -----       -----
MORTGAGE-BACKED SECURITIES
   $ 1,833  Fannie Mae Pool #665370                                (AAA , Aaa)     10/01/17        6.000   $    1,938,351
     2,433  Fannie Mae Pool #669433                                (AAA , Aaa)     11/01/17        6.000        2,576,144
     1,171  Fannie Mae Pool #674704                                (AAA , Aaa)     01/01/18        5.500        1,222,128
     3,188  Fannie Mae Pool #675346#                               (AAA , Aaa)     12/01/32        4.554        3,286,181
     1,716  Fannie Mae Pool #699531#                               (AAA , Aaa)     07/01/33        4.009        1,745,765
     2,148  Fannie Mae Pool #748643#                               (AAA , Aaa)     09/01/33        4.193        2,191,484
       357  Federal Home Loan Mortgage Corp.,
             Series 2474, Class NE                                 (AAA , Aaa)     07/15/17        5.000          371,741
        61  Federal Home Loan Mortgage Corp.,
             Series 2533, Class KC                                 (AAA , Aaa)     10/15/10        4.250           61,100
     2,350  Federal Home Loan Mortgage Corp.,
             Structured Pass-through Securities,
             Series H008, Class A3#                                (AAA , Aaa)     06/15/07        2.290        2,339,742
     1,191  Federal Home Loan Mortgage Corp.,
             Structured Pass-through Securities,
             Series T-56, Class A1A#                               (AAA , Aaa)     10/25/30        1.863        1,190,679
       149  Federal National Mortgage Association,
             Series 2001-63, Class AQ                              (AAA , Aaa)     01/25/31        5.750          151,628
       292  Federal National Mortgage Association,
             Series 2002-57, Class BC                              (AAA , Aaa)     06/25/15        5.500          298,641
       312  Federal National Mortgage Association,
             Series 2002-57, Class DJ                              (AAA , Aaa)     06/25/29        5.000          316,272
       491  Federal National Mortgage Association,
             Series 2002-70, Class BK#                             (AAA , Aaa)     12/25/14        5.000          498,599
       405  Federal National Mortgage Association,
             Series 2002-70, Class PT                              (AAA , Aaa)     03/25/12        4.500          405,933
       711  Federal National Mortgage Association,
             Series 2002-70, Class QL                              (AAA , Aaa)     12/25/17        4.500          713,666
       700  Federal National Mortgage Association,
             Series 2002-94, Class KA#                             (AAA , Aaa)     11/25/20        5.500          702,702
       689  Federal National Mortgage Association,
             Series 2002-W4, Class A2                              (AAA , Aaa)     05/25/42        5.100          692,756
       721  Federal National Mortgage Association,
             Series 2002-W7, Class A2                              (AAA , Aaa)     03/25/22        4.800          722,362
     1,000  Federal National Mortgage Association,
             Series 2002-W7, Class A3                              (AAA , Aaa)     01/25/25        5.250        1,051,225
       755  Federal National Mortgage Association,
             Series 2002-W9, Class A2#                             (AAA , Aaa)     08/25/42        4.700          760,438
     2,145  Freddie Mac Pool #1B1275#                              (AAA , Aaa)     10/01/33        4.235        2,189,816
       960  Freddie Mac Pool #789806#                              (AAA , Aaa)     09/01/32        5.115          990,786
       916  GE Capital Commercial Mortgage Corp.,
             Series 2001-3, Class A1#                              (AAA , Aaa)     06/10/38        5.560          985,845
     1,005  Master Adjustable Rate Mortgages Trust,
             Series 2003-1, Class 2A1#                             (AAA , Aaa)     12/25/32        4.650        1,021,594
       862  Master Adjustable Rate Mortgages Trust,
             Series 2003-6, Class 7A2#                             (AAA , Aaa)     12/25/33        3.865          871,519

                 See Accompanying Notes to Financial Statements.

     PAR                                                           RATINGS^
    (000)                                                        (S&P/MOODY'S)     MATURITY       RATE%        VALUE
    -----                                                        -------------     --------       -----        -----
MORTGAGE-BACKED SECURITIES
   $   879  Master Adjustable Rate Mortgages Trust,
             Series 2003-6, Class 8A1#                             (AAA , Aaa)     12/25/33        4.587   $      891,397
     1,244  Merrill Lynch Mortgage Investors, Inc.,
             Series-WMC1, Class A2#                                (AAA , Aaa)     11/25/33        1.450        1,245,701
     2,506  Morgan Stanley Capital I,
             Series 2003-T11, Class A1#                            (AAA , Aaa)     06/13/41        3.260        2,540,906
       700  Salomon Brothers Mortgage Securities VII,
             Series 1997-TZH, Class B++,#                          (NR , Aa1)      03/25/25        7.491          740,728
                                                                                                           --------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,482,450)                                                            58,907,109
                                                                                                           --------------
FOREIGN BONDS (5.2%)
BANKS (1.4%)
     1,215  Export-Import Bank of Korea, Global Bonds (Korea)       (A- , A3)      02/15/06        6.375        1,305,881
       800  Korea Exchange Bank,
             Subordinated Notes (Korea)#,+                         (B+ , Baa3)     06/30/10       13.750          922,141
                                                                                                           --------------
                                                                                                                2,228,022
                                                                                                           --------------
HOLDING COMPANIES-DIVERSIFIED (1.4%)
     2,075  Pacificorp Australia, Rule 144A,
             Bonds (Australia)++                                   (AAA , Aaa)     01/15/08        6.150        2,270,650
                                                                                                           --------------
OIL & GAS (0.4%)
       500  Petroleos Mexicanos, Rule 144A,
             Bonds (Mexico)++                                     (BBB- , Baa1)    06/01/07        9.000          584,750
                                                                                                           --------------
SOVEREIGN (1.3%)
     1,000  Government of Russia, Series VI,
             Debentures (Russia)                                   (BB , Ba1)      05/14/06        3.000          979,517
     1,050  Republic of Chile, Global Notes (Chile)#               (A , Baa1)      01/28/08        1.520        1,048,447
       100  Republic of Philippines, Restructured Debt,
             Foreign Government Guaranteed (Philippines)#          (BB , Ba2)      01/05/05        2.063           98,000
                                                                                                           --------------
                                                                                                                2,125,964
                                                                                                           --------------
TELECOMMUNICATIONS (0.7%)
       515  Deutsche Telekom International Finance,
             Global Company Guaranteed
             Notes (Netherlands)#                                 (BBB+ , Baa3)    06/15/05        8.250          556,428
       550  France Telecom SA, Global Notes (France)#             (BBB+ , Baa3)    03/01/06        8.200          609,289
                                                                                                           --------------
                                                                                                                1,165,717
                                                                                                           --------------
TOTAL FOREIGN BONDS (Cost $8,394,988)                                                                           8,375,103
                                                                                                           --------------
UNITED STATES TREASURY OBLIGATIONS (0.7%)
         2  United States Treasury Notes++++                       (AAA , Aaa)     12/31/04        1.750            2,011
     1,025  United States Treasury Notes++++                       (AAA , Aaa)     02/15/07        2.250        1,029,244
       160  United States Treasury Notes++++                       (AAA , Aaa)     02/15/09        3.000          160,425
                                                                                                           --------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,189,264)                                                      1,191,680
                                                                                                           --------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                           RATINGS^
    (000)                                                        (S&P/MOODY'S)     MATURITY        RATE%       VALUE
    -----                                                        -------------     --------        -----       -----
SHORT-TERM U.S. TREASURY OBLIGATION (0.6%)
UNITED STATES TREASURY BILLS (0.6%)
   $   900  United States Treasury Bills (1) (Cost $898,678)       (AAA , Aaa)     04/29/04        0.890   $      898,674
                                                                                                           --------------
SHORT-TERM INVESTMENT (0.4%)
       611  State Street Bank and Trust Co.
             Euro Time Deposit (Cost $611,000)                                     03/01/04        0.750          611,000
                                                                                                           --------------
TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $158,646,142)                                                       160,158,648
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)                                                                    (441,116)
                                                                                                           --------------
NET ASSETS (100.0%)                                                                                        $  159,717,532
                                                                                                           ==============

OPEN OPTION CONTRACTS WRITTEN

                                                                    NUMBER OF      EXERCISE   EXPIRATION
    NAME OF ISSUER                                                  CONTRACTS       PRICE        DATE          VALUE
    --------------                                                  ---------      --------   ----------       -----
S&P 500 Index Call Option                                              39           $ 2.80     3/19/04     $        4,290
S&P 500 Index Put Option                                               39             4.00     3/19/04              6,240
                                                                                                           --------------
                                                                                                           $       10,530
                                                                                                           ==============

^ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, these securities amounted to a value of $7,972,295 or 5.0% of net assets.

++++ Collateral segregated for futures contracts.

+ Step Bond -- The interest stated is as of February 29, 2004 and will reset at a future date.

# Variable rate obligations -- The interest rate shown is the rate as of February 29, 2004.

(1)  A portion of the security is pledged as collateral for options written.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)

ASSETS
    Investments at value (Cost $158,646,142) (Note 1)                                   $   160,158,648
    Cash                                                                                            301
    Receivable for investments sold                                                           2,803,639
    Interest receivable                                                                       1,318,603
    Receivable for fund shares sold                                                             933,873
    Prepaid expenses                                                                             58,502
                                                                                        ---------------
      Total Assets                                                                          165,273,566
                                                                                        ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                26,038
    Administrative services fee payable (Note 2)                                                 29,977
    Distribution fee payable (Note 2)                                                            34,073
    Payable for investments purchased                                                         2,602,143
    Outstanding options written, at value (premiums received $26,285) (Note 1)                   10,530
    Payable for fund shares redeemed                                                          2,542,103
    Dividend payable                                                                            216,243
    Variation margin payable                                                                     17,344
    Other accrued expenses payable                                                               77,583
                                                                                        ---------------
      Total Liabilities                                                                       5,556,034
                                                                                        ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                     15,809
    Paid-in capital (Note 5)                                                                159,193,282
    Accumulated net investment loss                                                             (34,447)
    Accumulated net realized loss from investments, futures contracts
      and options written                                                                      (946,182)
    Net unrealized appreciation from investments, futures contracts,
      and options written                                                                     1,489,070
                                                                                        ---------------
      Net Assets                                                                        $   159,717,532
                                                                                        ===============
A SHARES
    Net assets                                                                          $   155,571,860
    Shares outstanding                                                                       15,398,250
                                                                                        ---------------
    Net asset value and redemption price per share                                      $         10.10
                                                                                        ===============
    Maximum offering price per share (net asset value/(1-3.00%))                        $         10.41
                                                                                        ===============
C SHARES
    Net assets                                                                          $     4,145,672
    Shares outstanding                                                                          410,301
                                                                                        ---------------
    Net asset value and offering price per share                                        $         10.10
                                                                                        ===============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2004 (unaudited)

INTEREST INCOME (NOTE 1)                                                                $     3,741,609
                                                                                        ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                           400,531
    Administrative services fees (Note 2)                                                       168,890
    Distribution fees (Note 2)
      Class A                                                                                   246,936
      Class C                                                                                    10,189
    Registration fees                                                                            35,408
    Legal fees                                                                                   34,282
    Printing fees (Note 2)                                                                       15,565
    Transfer agent fees                                                                          14,562
    Custodian fees                                                                               13,582
    Audit fees                                                                                   12,702
    Insurance expense                                                                             9,806
    Trustee's fees                                                                                9,672
    Commitment fees (Note 3)                                                                      3,555
    Miscellaneous expense                                                                         8,084
                                                                                        ---------------
      Total expenses                                                                            983,764
    Less: fees waived (Note 2)                                                                 (125,843)
                                                                                        ---------------
      Net expenses                                                                              857,921
                                                                                        ---------------
       Net investment income                                                                  2,883,688
                                                                                        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURE CONTRACTS AND OPTIONS WRITTEN
    Net realized loss from investments                                                          (20,208)
    Net realized loss from futures contracts                                                    (39,485)
    Net change in unrealized appreciation (depreciation) from  investments                    1,813,376
    Net change in unrealized appreciation (depreciation) from futures contracts                 (39,191)
    Net change in unrealized appreciation (depreciation) from options written                    15,755
                                                                                        ---------------
    Net realized and unrealized gain from investments, futures contracts
      and options written                                                                     1,730,247
                                                                                        ---------------
    Net increase in net assets resulting from operations                                $     4,613,935
                                                                                        ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS
                                                                                    ENDED              FOR THE YEAR
                                                                              FEBRUARY 29, 2004           ENDED
                                                                                 (UNAUDITED)         AUGUST 31, 2003
                                                                              ------------------    ------------------
FROM OPERATIONS
  Net investment income                                                       $        2,883,688    $        5,039,060
  Net realized gain (loss) from investments and futures contracts                        (59,693)              326,580
  Net change in unrealized appreciation (depreciation) from investments,
   futures contracts and options written                                               1,789,940              (619,263)
                                                                              ------------------    ------------------
   Net increase in net assets resulting from operations                                4,613,935             4,746,377
                                                                              ------------------    ------------------
FROM DIVIDENDS
  Dividends from net investment income
   Class A shares                                                                     (2,850,519)           (6,312,383)
   Class C shares                                                                        (33,169)               (5,955)
                                                                              ------------------    ------------------
   Net decrease in net assets resulting from dividends                                (2,883,688)           (6,318,338)
                                                                              ------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                                        34,715,736           285,297,987
  Reinvestment of dividends                                                            1,380,223             3,612,369
  Net asset value of shares redeemed                                                (121,889,306)         (159,755,275)
                                                                              ------------------    ------------------
   Net increase (decrease) in net assets from capital share transactions             (85,793,347)          129,155,081
                                                                              ------------------    ------------------
  Net increase (decrease) in net assets                                              (84,063,100)          127,583,120
NET ASSETS
  Beginning of period                                                                243,780,632           116,197,512
                                                                              ------------------    ------------------
  End of period                                                               $      159,717,532    $      243,780,632
                                                                              ==================    ==================
  ACCUMULATED NET INVESTMENT LOSS                                             $          (34,447)   $          (34,447)
                                                                              ==================    ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE SIX MONTHS
                                                                     ENDED               FOR THE YEAR          FOR THE PERIOD
                                                               FEBRUARY 29, 2004            ENDED                   ENDED
                                                                  (UNAUDITED)          AUGUST 31, 2003       AUGUST 31, 2002(1)
                                                               ------------------     ------------------     ------------------
PER SHARE DATA
  Net asset value, beginning of period                         $            10.02     $            10.03     $            10.00
                                                               ------------------     ------------------     ------------------
INVESTMENT OPERATIONS
  Net investment income                                                      0.14(2)                0.34                   0.03
  Net gain (loss) on investments, futures contracts and
    options written (both realized and unrealized)                           0.09                  (0.01)                  0.03
                                                               ------------------     ------------------     ------------------
      Total from investment operations                                       0.23                   0.33                   0.06
                                                               ------------------     ------------------     ------------------
LESS DIVIDENDS
  Dividends from net investment income                                      (0.15)                 (0.34)                 (0.03)
                                                               ------------------     ------------------     ------------------
NET ASSET VALUE, END OF PERIOD                                 $            10.10     $            10.02     $            10.03
                                                               ==================     ==================     ==================
      Total return(3)                                                        2.26%                  3.33%                  0.62%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $          155,572     $          241,869     $          116,198
    Ratio of expenses to average net assets                                  0.85%(4)               0.81%                  0.75%(4)
    Ratio of net investment income to average net assets                     2.89%(4)               2.62%                  2.85%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                   0.13%(4)               0.21%                  0.64%(4)
  Portfolio turnover rate                                                      48%                    62%                     0%

(1)  For the period July 23, 2002 (inception date) through August 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE SIX MONTHS
                                                                                    ENDED             FOR THE PERIOD
                                                                              FEBRUARY 29, 2004            ENDED
                                                                                 (UNAUDITED)        AUGUST 31, 2003(1)
                                                                              ------------------    ------------------
PER SHARE DATA
  Net asset value, beginning of period                                        $            10.02    $            10.16
                                                                              ------------------    ------------------
INVESTMENT OPERATIONS
  Net investment income                                                                     0.12(2)               0.08
  Net gain (loss) on investments, futures contracts and options
    written (both realized and unrealized)                                                  0.08                 (0.14)
                                                                              ------------------    ------------------
      Total from investment operations                                                      0.20                 (0.06)
                                                                              ------------------    ------------------
LESS DIVIDENDS
  Dividends from net investment income                                                     (0.12)                (0.08)
                                                                              ------------------    ------------------
NET ASSET VALUE, END OF PERIOD                                                $            10.10    $            10.02
                                                                              ==================    ==================
      Total return(3)                                                                       2.01%                (0.62)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                    $            4,146    $            1,912
    Ratio of expenses to average net assets (4)                                             1.35%                 1.35%
    Ratio of net investment income to average net assets(4)                                 2.44%                (1.18)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                                               0.13%                 0.16%
  Portfolio turnover rate                                                                     48%                   62%

(1)  For the period May 1, 2003 (inception date) through August 31, 2003.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Short Duration Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to maximize total return to the extent consistent with prudent investment and the preservation of capital. The Fund was organized under the laws of the State of Delaware as a business trust on January 31, 2002.

   The Fund is authorized to offer two classes of shares: Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 0.75% if redeemed within the first year of purchase.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class- specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class.

   The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transac-tions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At February 29, 2004, the Fund had the following open futures contracts:

                                                                                                UNREALIZED
                                       NUMBER OF   EXPIRATION      CONTRACT      CONTRACT      APPRECIATION/
FUTURES CONTRACTS                      CONTRACTS      DATE          AMOUNT         VALUE      (DEPRECIATION)
-----------------------------------    ---------   ----------      --------      --------     --------------
US Treasury Notes 2 Year Futures           50       6/29/04      $ 10,713,534   $ 10,726,563    $   13,029
US Treasury Notes 5 Year Futures          (83)      6/21/04        (9,277,499)    (9,329,719)      (52,220)
                                                                 ------------   ------------    ----------
                                                                 $  1,436,035   $  1,396,844    $  (39,191)
                                                                 ============   ============    ==========

   H) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

   When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

   Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity/index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

   Transactions in written options for puts and calls for the six months ended February 29, 2004 were as follows:

                                                   NUMBER OF CONTRACTS    PREMIUMS RECEIVED
                                                   -------------------    -----------------
Options written and outstanding at end of period           78                 $ 26,285
                                                           ==                 ========

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended February 29, 2004.

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent. Securites lending income is accrued as earned. The Fund earned no income from securities lending for the six months ended February 29, 2004.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities, with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the six months ended February 29, 2004, investment advisory fees earned and voluntarily waived were $400,531 and $125,843, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended February 29, 2004, co-administrative services fees earned by CSAMSI were $100,133.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                   0.050% of average daily net assets
           Next $5 billion                    0.035% of average daily net assets
           Over $10 billion                   0.020% of average daily net assets

   For the six months ended February 29, 2004, the co-administrative services fees earned by SSB (including out-of-pocket expenses) were $68,757.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the daily average net assets. For

Class C shares of the Fund, the fee is calculated at an annual rate of 0.75% of the average daily net assets, although under the Class C 12b-1 plan, the Fund is authorized to pay up to 1.00% of the average daily net assets.

   For the six months ended February 29, 2004, CSAMSI and its affiliates advised the Fund that they retained $23,784 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended February 29, 2004, Merrill was paid $7,971 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus 0.50%. At February 29, 2004, and during the six months ended February 29, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 29, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were $94,099,066 and $146,244,131 and $56,801,791 and $85,885,746,
respectively.

   At February 29, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $158,646,142, $2,040,642, ($528,136) and $1,512,506, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares is classified as Class A shares and Class C shares. Transactions in capital shares for each class were as follows:

                                                             CLASS A
                                 ----------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                 FEBRUARY 29, 2004 (UNAUDITED)           AUGUST 31, 2003
                                 ------------------------------    ------------------------------
                                    SHARES            VALUE           SHARES            VALUE
                                 -------------    -------------    -------------    -------------
Shares sold                          3,203,742    $  32,326,123       28,018,489    $ 283,346,547
Shares issued in reinvestment
  of dividends                         136,260        1,373,045          356,927        3,609,883
Shares redeemed                    (12,085,336)    (121,704,830)     (15,816,526)    (159,730,635)
                                 -------------    -------------    -------------    -------------
Net increase (decrease)             (8,745,334)   $ (88,005,662)      12,558,890    $ 127,225,795
                                 =============    =============    =============    =============

                                                             CLASS C
                                 ----------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED            FOR THE PERIOD ENDED
                                 FEBRUARY 29, 2004 (UNAUDITED)          AUGUST 31, 2003(1)
                                 ------------------------------    ------------------------------
                                    SHARES            VALUE           SHARES            VALUE
                                 -------------    -------------    -------------    -------------
Shares sold                            237,136    $   2,389,613          193,003    $   1,951,440
Shares issued in reinvestment
  of dividends                             712            7,178              247            2,486
Shares redeemed                        (18,340)        (184,476)          (2,457)         (24,640)
                                 -------------    -------------    -------------    -------------
Net increase                           219,508    $   2,212,315          190,793    $   1,929,286
                                 =============    =============    =============    =============

(1)  For the period May 1, 2003 (inception date) through August 31, 2003.

   On February 29, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                NUMBER OF        APPROXIMATE PERCENTAGE
                               SHAREHOLDERS      OF OUTSTANDING SHARES
                               ------------      ----------------------
           Class A                    1                     7%
           Class C                    2                    76%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE SHORT DURATION BOND FUND
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF FEBRUARY 11, 2004.

CREDIT SUISSE SHORT DURATION BOND FUND
PROXY VOTING (unaudited)

   The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   -  By calling 1-800-927-2874

   -  On the Fund's website, www.csam.com

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSSDA-3-0204

ITEM 2. CODE OF ETHICS.
Item 2 is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Item 3 is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Item 4 is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Item 5 of Form N-CSR is inapplicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Item 6 of Form N-CSR is not yet applicable to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Form 7 of Form N-CSR is inapplicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Item 8 of Form N-CSR is inapplicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)   Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE SHORT DURATION BOND FUND

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  April 29, 2004

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  April 29,2004

               /s/ Michael A. Pignataro
               ------------------------
               Name:  Michael A. Pignataro
               Title:   Chief Financial Officer
               Date:   April 29, 2004